Other Liabilities (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Other Liabilities [Abstract]
Interest rate on issued credit cards, for purchases	22.00%	22.00%	22.00%	22.00%
Interest rate on issued credit cards, for cash advances	24.24%	24.24%	24.24%	24.24%
Future receivables sold					$ 2,000
Proceeds from sale of future receivables					1,900
Other Liabilities [Abstract]
Opening balance			$ 1,899	$ 0	0
Advance of outstanding amounts					2,414
Payments			(1,899)		(787)
Advance fixed fee					271
Closing balance	$ 0		0		1,899
Advance #1 [Member]
Other Liabilities [Abstract]
Opening balance			0	0	0
Advance of outstanding amounts					399
Payments					(429)
Advance fixed fee					30
Closing balance	0		0		0
Advance #2 [Member]
Other Liabilities [Abstract]
Opening balance			0	0	0
Advance of outstanding amounts					965
Payments					(256)
Rollover to Advance #3					(824)
Advance fixed fee					115
Closing balance	0		0		0
Advance #3 [Member]
Other Liabilities [Abstract]
Opening balance			1,899	$ 0	0
Advance of outstanding amounts					1,050
Payments			(1,899)		(102)
Rollover to Advance #3					824
Advance fixed fee					126
Closing balance	$ 0		$ 0		$ 1,899